Accounts payable	12 Months Ended
Dec. 31, 2017
Accounts payable
Accounts payable

16.  Accounts payable

Accounts payable consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Vendor payable	38,216,484	62,548,717
Shipping charges payable and others	7,819,400	11,788,991

Total	46,035,884	74,337,708